FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 3) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Securities at fair value through OCI:
Total equity securities at fair value through OCI		$ 0	$ 529,375
Trading equity securities [member] | TELERED [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		100,126	82,384
Trading equity securities [member] | Asociacin Gremial de Instituciones Financieras Credibanco SA [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		84,807	85,342
Trading equity securities [member] | CIFI [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		23,663	29,922
Trading equity securities [member] | Compaa De Procesamiento de Medios de Pago GuatemalaBahamas S A [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		17,408	11,009
Trading equity securities [member] | Transacciones y Transferencias S A [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		6,424	5,059
Trading equity securities [member] | CADENALCO [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		2,964	5,782
Trading equity securities [member] | Deceval [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI	[1]	0	22,024
Trading equity securities [member] | Others [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		226,150	205,909
Trading equity securities [member] | Listed In Colombia [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		71,626	76,178
Trading equity securities [member] | Listed outside Colombia [Member]
Securities at fair value through OCI:
Total equity securities at fair value through OCI		$ 5,319	$ 5,766

[1]	Between 2018 and 2017 Deceval was totally sold for COP 21,444 due to the merger between Bolsa de Valores de Colombia (BVC) and Deceval. This transaction transferred from OCI to retained earnings the amount of COP 20,644.